Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 29, 2012
Document and Entity Information
Entity Registrant Name	ECOLAB INC
Entity Central Index Key	0000031462
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 19,976,543,000
Entity Common Stock, Shares Outstanding		294,954,864
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY